Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 28, 2014
Accounting Policies [Abstract]
Estimated useful lives of assets
Property, plant and equipment are stated at cost. The Company utilizes the straight-line method of depreciation over the estimated useful lives of the assets:

Building and building equipment	20 - 30 years
Land and leasehold improvements	10 - 20 years
Machinery and equipment	2 - 13 years